November 6, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                            Re:Information Tech 100 Mutual Fund
                          File No. 333-17391, 811-07959
                                 CIK No. 1027596

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Information Tech 100 Mutual Fund series of the Registrant for the six month period ended August 31, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                           InformationTech 100(R) Fund
                               160 Sansome Street
                             San Francisco, CA 94104
                                                  (415) 705-7777

September 30, 1997

Dear Fellow Shareholder,

To all of our early shareholders, I hope you have enjoyed the rewarding first six months of the InformationTech 100 fund. The fund got an early boost as small cap stocks in general, and technology specifically, rallied from a March low. I believe this was in recognition of two main points. First, technology companies continue to see explosive top and bottom line growth, unlike many of the more mature companies, which have seen little or no top line growth over the past year. (In fact, if not for sharply declining operating expenses, many large capitalization companies would have had a difficult time keeping up with earnings growth expectations.) Growth within the technology sector however, has shown no signs of slowing.

Second, valuations during this six-month period greatly favored the small cap stocks vis-a-vis their large cap brethren. Money flows into equities inflated large cap prices to the upper end of their historical valuations based on price-to-earnings (P/E), price-to-sales (P/S) ratios, and current yield. Small cap stocks, however, having declined sharply during the first quarter, have only recently begun to receive their share of the money flow. Recent tax law changes, a benign interest rate environment, and low inflation all supported the small-cap rally.

The Portfolio:

The  InformationTech  100's top  performers  during  the first  period  were the telecom  &  communications  infrastructure  related  companies  led by  Northern
Telecom, Newbridge Networks, Nokia, Lucent, and L. M. Ericcson. PC manufacturers, particularly Dell, Compaq, and Hewlett-Packard, also performed quite well during this period. Takeovers and mergers played a role in the fund's strong performance as Hewlett-Packard purchased Verifone, Pure Atria was purchased by Rational Software, and 3Com bought out US Robotics.

The laggards within the fund tended to be company specific this quarter. Some of the help-desk companies like Scopus and Remedy saw their growth prospects diminish as competition heated up, buying decisions were delayed, and pricing came under pressure. Informix, a leading relational database company, had some serious accounting problems. And while the PC manufacturers prospered, Apple Computers continued to languish.

Outlook:

We expect the bias towards small cap and technology to remain strong through the end of 1997. Valuations are now closer to fair value but the companies within the fund, collectively, are growing both revenue and earnings faster than the average public company. Our positive long-term outlook for the leading information processing technology companies has not changed; information technology remains the fastest growing sector of the American economy.



/s/
William F.K. Schaff
Portfolio Manager

                            InformationTech 100(R) Fund

SCHEDULE OF INVESTMENTS at August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 88.46%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Audio & Video Equipment: 0.56%
          45         Hitachi Ltd.............................................................              $ 4,196
                                                                                                           -------

                     Communications Equipment: 9.34%
         230         Ericsson LM Tel Co......................................................                9,588
         330         Glenayre Technologies*..................................................                5,775
         135         Lucent Technologies.....................................................               10,513
         120         Motorola, Inc...........................................................                8,805
         110         Northern Telecom Ltd....................................................               10,904
         205         Pairgain Tech.*.........................................................                5,279
         170         Qualcomm, Inc.*.........................................................                7,862
         180         Tellabs, Inc.*..........................................................               10,744
                                                                                                            ------
                                                                                                            69,470
                                                                                                            ------
                     Communications Services: 5.85%
         265         Airtouch Communications*................................................                8,960
         100         AT&T Corp...............................................................                3,900
         175         First Data Corp.........................................................                7,186
          90         GTE Corp................................................................                4,011
         100         MCI Communications......................................................                2,850
         135         SBC Communications......................................................                7,341
         310         Worldcom, Inc.*.........................................................                9,281
                                                                                                             -----
                                                                                                            43,529
                                                                                                            ------
                     Computer Hardware: 13.58%
         225         Compaq Computer Corp.*..................................................               14,737
         460         Data General*...........................................................               16,531
         250         Dell Computer Corp.*....................................................               20,516
         175         Digital Equipment*......................................................                7,525
         140         Gateway 2000*...........................................................                5,477
         205         Hewlett-Packard Co......................................................               12,569
          80         IBM.....................................................................                8,070
         325         Sun Microsystems*.......................................................               15,600
                                                                                                            ------
                                                                                                           101,025
                                                                                                           -------
See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

SCHEDULE OF INVESTMENTS at August 31, 1997 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Computer Networks: 8.36%
         280         Arbor Software*.........................................................             $ 11,095
         285         BDM International*......................................................                7,196
         220         Cambridge Technology Partners*..........................................                7,095
         105         Cisco Systems*..........................................................                7,914
         215         Fore Systems*...........................................................                4,394
         240         Newbridge Networks*.....................................................               10,920
         165         Sapient Corp.*..........................................................                9,034
         290         Vanstar Corp.*..........................................................                4,549
                                                                                                             -----
                                                                                                            62,197
                                                                                                            ------
                     Computer Peripherals: 3.01%
         256         3 Com Corp.*............................................................               12,784
         105         Ascend Communications, Inc.*............................................                4,456
         170         Cabletron Systems*......................................................                5,142
                                                                                                             -----
                                                                                                            22,382
                                                                                                            ------
                     Computer Services: 9.43%
         250         Affiliated Computer Services, Inc.*.....................................                6,562
         195         America Online*.........................................................               12,577
         280         American Management Systems, Inc.*......................................                7,000
         160         Automatic Data Processing...............................................                7,290
         170         Ceridian Corp.*.........................................................                5,876
          85         Computer Sciences*......................................................                6,322
         155         EDS Corporation.........................................................                5,861
         185         Gartner Group*..........................................................                4,891
         195         NCR Corp................................................................                6,910
         150         Registry, Inc.*.........................................................                6,881
                                                                                                             -----
                                                                                                            70,170
                                                                                                            ------
                     Computer Software: 0.93%
          90         SAP (Sponsored) ADR.....................................................                6,930
                                                                                                             -----

                     Computer Storage Devices: 3.30%
         200         EMC Corp.*..............................................................               10,262
         180         Seagate Technology*.....................................................                6,874
         145         Storage Technology*.....................................................                7,386
                                                                                                             -----
                                                                                                            24,522
                                                                                                            ------
 See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

SCHEDULE OF INVESTMENTS at August 31, 1997 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Electronic Instruments & Controls: 0.56%
          75         Tektronix, Inc..........................................................              $ 4,167
                                                                                                           -------

                     Insurance (Miscellaneous): 1.25%
         155         Policy Management Systems*..............................................                9,310
                                                                                                             -----

                     Office Equipment: 1.37%
         135         Xerox Corp..............................................................               10,192
                                                                                                            ------

                     Rental & Leasing: 0.77%
         210         Comdisco, Inc...........................................................                5,709
                                                                                                             -----

                     Semiconductors: 2.92%
         100         Intel Corp..............................................................                9,212
         110         Texas Instruments.......................................................               12,499
                                                                                                            ------
                                                                                                            21,711
                                                                                                            ------
                     Software & Programming: 38.77%
         170         Adobe Systems, Inc......................................................                6,694
         205         Baan Co.*...............................................................               12,351
         250         BMC Software*...........................................................               15,656
         120         CBT Group*..............................................................                7,800
         415         Check Point Software*...................................................               10,686
         155         Clarify, Inc.*..........................................................                2,441
         115         Computer Associates.....................................................                7,691
         260         Compuware Corp.*........................................................               16,055
         200         Documentum, Inc.*.......................................................                7,100
         240         Hummingbird Communications*.............................................                9,225
         330         Hyperion Software*......................................................                9,508
         185         Informix Corp.*.........................................................                1,677
         135         Keane, Inc.*............................................................                7,931
         225         Legato Systems, Inc.*...................................................                6,412
         350         Manugistics Group*......................................................               14,831
         145         McAfee Associates*......................................................                8,211
          85         Microsoft Corp.*........................................................               11,236
         132         Netscape Communications Corp.*..........................................                5,243
See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

SCHEDULE OF INVESTMENTS at August 31, 1997 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Software & Programming, continued
         240         Oracle Corp.*...........................................................              $ 9,150
         135         Peoplesoft, Inc.*.......................................................                7,594
         490         Platinum Technology*....................................................               11,637
         421         Rational Software*......................................................                6,946
         135         Remedy Corp.*...........................................................                5,206
         150         Saville Systems Ireland ADR*............................................               10,031
         200         Security Dynamics*......................................................                7,862
         370         Sterling Commerce, Inc.*................................................               12,233
         410         Sterling Software*......................................................               14,068
         390         Sybase, Inc.*...........................................................                7,264
         475         Symantec Corp.*.........................................................               11,430
         205         Transaction Systems Architects, Inc.*...................................                7,098
         255         Vantive Corp.*..........................................................                7,777
         220         Wind River Systems*.....................................................                9,432
                                                                                                             -----
                                                                                                           288,476
                                                                                                           -------

                     Total Common Stocks (cost $605,034).....................................              743,993
                                                                                                           -------

Principal Amount     SHORT-TERM INVESTMENTS: 7.98%
-------------------------------------------------------------------------------------------------------------------
        $ 86         Star Treasury Fund, 4.73%...............................................                   86
      67,000         Star Bank Repurchase Agreement, 4.90%, dated 8/29/1997,
                     due 9/1/1997, collateralized by $70,000 GNMA, due 2/20/1997
                     (proceeds $67,027) (cost $67,000).......................................               67,000
                                                                                                            ------
                                                                                                            67,086
                                                                                                            ------

                     Total Investments in Securities (cost $672,121): 96.44% ................              811,079
                     Other Assets less Liabilities: 3.56%....................................               29,913
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................            $ 840,992
                                                                                                         =========

*Non-income producing security.

See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $672,121) (Note 2-A) .............            $ 811,079
      Receivables:
            Due from Advisor (Note 3)........................................................               43,001
            Dividends and interest ..........................................................                  228
      Deferred organization costs (Note 2-D).................................................               17,030
      Prepaid expenses.......................................................................               13,092
                                                                                                            ------
                  Total assets ..............................................................              884,430
                                                                                                           -------

LIABILITIES
      Due to investment advisor (Note 3).....................................................                2,304
      Other liabilities......................................................................               41,133
                                                                                                            ------
                  Total liabilities..........................................................               43,438
                                                                                                            ------

NET ASSETS                                                                                              $  840,992
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($840,992/32,113 shares outstanding;
            unlimited number of shares (par value $.01) authorized) .........................               $26.19
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................            $ 707,000
      Undistributed net investment loss......................................................               (1,860)
      Net realized loss on investments.......................................................               (3,106)
      Net unrealized appreciation on investments.............................................              138,958
                                                                                                           -------
            Net assets ......................................................................            $ 840,992
                                                                                                         =========

See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

STATEMENT OF OPERATIONS - For the Period from April 8, 1997* through  August 31,
1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................                $ 486
            Interest.........................................................................                1,293
                                                                                                             -----
                  Total income...............................................................                1,779
                                                                                                             -----

      Expenses
            Administration fee...............................................................               11,918
            Advisory fee.....................................................................                2,304
            Amortization of deferred organization costs (Note 2-D)...........................                1,470
            Auditing fees....................................................................                4,370
            Custody fees.....................................................................                2,701
            Directors' fees..................................................................                1,085
            Fund accounting..................................................................                4,913
            Insurance........................................................................                  605
            Legal fees.......................................................................                1,589
            Miscellaneous....................................................................                1,391
            Printing.........................................................................                1,987
            Registration.....................................................................                7,141
            Transfer agent fees..............................................................                5,166
                                                                                                             -----
                  Total expenses.............................................................               46,640
                  Less: expenses reimbursed/waived (Note 3)..................................              (43,001)
                                                                                                           -------
                  Net expenses...............................................................                3,638
                                                                                                             -----
                        Net investment loss .................................................               (1,860)
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized loss from security transactions.....................................               (3,106)
            Net change in unrealized appreciation on investments.............................              138,958
                                                                                                           -------
                  Net realized and unrealized gain on investments............................              135,852
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 133,992
                                                                                                         =========


*Commencement of operations.



See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                              April 8, 1997*
                                                                                                  through
                                                                                              August 31, 1997
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment loss........................................................................        $ (1,860)
Net realized loss from security transactions...............................................          (3,106)
Net change in unrealized appreciation on investments.......................................         138,958
                                                                                                    -------
      Net increase in net assets resulting from operations ................................         133,992
                                                                                                    -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............         707,000
                                                                                                    -------
      Total increase in net assets ........................................................         840,992

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period .............................................................................       $ 840,992
                                                                                                  =========

(a) A summary of capital shares transactions is as follows:
                                                                                               April 8,1997*
                                                                                                  through
                                                                                              August 31, 1997
-------------------------------------------------------------------------------------------------------------------

                                                                                           Shares          Value
-------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................         32,113        $707,000
      Shares redeemed.............................................................            -0-             -0-
                                                                                               -               -
      Net increase................................................................         32,113        $707,000
                                                                                           ======        ========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                 April 8, 1997*
                                                                                                     through
                                                                                                 August 31, 1997
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.......................................................          $20.00
Income from investment operations:
      Net investment income................................................................           (0.06)
      Net realized and unrealized gain on investments......................................            6.25
                                                                                                       ----
Total from investment operations...........................................................            6.19
                                                                                                       ----

Net asset value, end of period.............................................................          $26.19
                                                                                                     ======

Total return...............................................................................           30.95%**

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................           $ 841

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................           19.55%***
      After expense reimbursement..........................................................            1.50%***

Ratio of net investment loss to average net assets:
      Before expense reimbursement.........................................................          (18.90%)***
      After expense reimbursement..........................................................           (0.87%)***

Portfolio turnover rate....................................................................            4.11%

Average commission rate paid per share.....................................................            $.1000

*Commencement of operations.

**Not annualized.

***Annualized.

See accompanying Notes to Financial Statements.

                            InformationTech 100(R) Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Information Tech 100 Fund (the "Fund") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund began operations on April 8, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. The Fund has incurred expenses of $18,500 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the period ended August 31, 1997, Bay Isle Financial Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of
 .95% based upon the average daily net assets of the Fund. For the period ended August 31, 1997, the Fund incurred $2,304 in Advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable limitations. For the period ended August 31, 1997, the Advisor reimbursed the Fund in the amount of $43,001.

                            InformationTech 100(R) Fund

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum.


     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended August 31, 1997, were $631,069 and $22,916, respectively.

                                     Advisor
                         Bay Isle Financial Corporation
                         160 Sansome Street, 17th Floor
                             San Francisco, CA 94104
                                 (415) 705-7777


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (800) 385-7003


                                  Legal Counsel
                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.